Long-Term Debt - Additional Information 1 (Detail) - Revolving Credit Facility - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Bank credit facility	$ 50.0	$ 50.0
Line of credit facility commitment term (in years)	4 years	4 years
Maturity of credit facility	Mar. 04, 2019	Mar. 04, 2019
Spread rate over LIBOR for interest rate on credit facility	2.50%	2.50%
Stated percentage over federal funds rate to calculate base rate	0.50%	0.50%
Stated percentage over 30 day LIBOR to calculate base rate	1.00%	1.00%
Spread rate over base rate for interest rate on credit facility	1.50%	1.50%
Commitment fee on unused borrowing base	0.50%	0.50%
Current ratio	100.00%	100.00%
Asset coverage ratio	250.00%	250.00%